Note 22 - Related Party Transactions (Table)	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Transactions with major related parties [Table Text Block]

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets	Liabilities

Petros (pension fund)	-	180	-	428
Banco do Brasil S.A.	3,037	5,650	847	4,167
BNDES	2	21,570	1	20,016
Caixa Econômica Federal S.A.	1	3,398	-	2,270
Federal Government	-	671	-	323
ANP	-	1,541	-	759
Restricted deposits for legal proceedings	1,480	-	983	36
Marketable securities	18,665	-	6,529	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Electricity Sector	1,887	-	1,153	-
Affiliated Companies	183	87	546	95
Other	120	239	(538)	223

	25,868	33,336	9,990	28,317

Current	20,678	5,004	5,964	2,897

Non-Current	5,190	28,332	4,026	25,420

Transactions with major related parties, balance sheet classifications [Table Text Block]

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets Liabilities

Assets
Current
Cash and cash equivalents	3,246	-	4,800	-
Accounts receivable	2,028	-	863	-
Marketable securities	15,320	-	-	-
Other current assets	84	-	301	-

Non-Current
Marketable securities	3,107	-	2,508	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Restricted deposits for legal proceedings	1,481	-	983	-
Other assets	109	-	66	-

Liabilities
Current
Current debt	-	2,167	-	1,093
Current liabilities	-	1,879	-	1,075
Dividends and interest on capital payable to Federal Government	-	958	-	729

Long-term
Long-term debt	-	28,258	-	24,762
Other liabilities	-	74	-	658

	25,868	33,336	9,990	28,317

The principal amounts of business and financial operations carried out with related parties [Table Text Block]

	Year ended December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense

Sales of products and services
Braskem S.A.	2,848		515	-	130	-
Quattor Química	1,477		264	-	-	-
Copesul S.A.	-		-	-	1,218	-
Petroquímica União S.A.	-		633	-	729	-
Other	856		1,507	-	378	-

Financial income with:
Petroleum and Alcohol account receivable from Federal Government (Note 11)	4		4	-	8	-
Marketable securities	(204)		(184)	-	3	-
Other	280	9	111	49	(20)	-
Financial expenses	-	382	-	(2)	-	-
Other expenses, net	1	-	-	-	-	4

	5,262	391	2,850	47	2,446	4